Other Intangible Assets - Estimated Amortization Expense of Existing Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
2015	$ 64
2016	54
2017	36
2018	19
2019	10
Thereafter	10
Net Cost	$ 193	$ 217